VIA EDGAR

April 13, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials for Aberdeen Japan Equity Fund, Inc. (Investment Company Act File No. 811-06142)

Ladies and Gentlemen:

On behalf of Aberdeen Japan Equity Fund, Inc. (the “Fund”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the preliminary proxy materials consisting of a Notice of Annual Meeting of Stockholders, Notice of Special Meeting of Stockholders, Proxy Statement and Forms of Proxy Card to be used in connection with the Annual Meeting and Special Meeting.

As set forth in more detail in the accompanying preliminary proxy materials, the Annual Meeting is being held to elect trustees to the board of trustees of the Fund, and the Special Meeting is being held to seek approval of an amended fundamental investment restriction related to borrowing or issuing senior securities.  Please note that certain information in the preliminary proxy materials is in the process of being compiled and will be included in the Fund’s definitive proxy statement filing.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to stockholders of the Fund on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Please call me at 215-405-5724 or 267-614-6061 with any questions or comments concerning this filing.

Sincerely,

/s/ Katherine A. Corey, Esq.
Katherine A. Corey, Esq.

cc:                Lucia Sitar, Esq., Aberdeen Standard Investments Inc.

Leonard Mackey, Esq., Clifford Chance LLP

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Standard Investments Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.